Stock Options and Warrants: Changes In Non Employee Stock Options (Details) - Successor	12 Months Ended
	Mar. 31, 2017 shares	Mar. 31, 2016 $ / shares shares
Non Employee Stock Options Outstanding		2,500
Non Employee Stock Options Weighted Average Exercise Price at $84 | $ / shares		$ 84.00
Non Employee Stock Options Weighted Average Remaining Contractual Life (Years)		0.08
Non Employee Stock Options Canceled / Expired	(2,500)